Note 1 - Organization (Details Textual) $ / shares in Units, $ in Thousands					6 Months Ended
	Dec. 19, 2025 $ / shares	Mar. 17, 2025 shares	Mar. 15, 2025 shares	Mar. 26, 2021 $ / shares shares	Dec. 31, 2025 shares	Jun. 30, 2026 $ / shares	Jan. 05, 2026 $ / shares	Jan. 04, 2026 $ / shares	Dec. 18, 2025 $ / shares	Jun. 30, 2025 $ / shares	Aug. 14, 2024 USD ($)
Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited [Member]
Disposal Group, Including Discontinued Operation, Consideration | $											$ 0
Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited [Member]
Disposal Group, Including Discontinued Operation, Consideration | $											$ 641
ADR [Member]
Stock Issued During Period, Shares, New Issues				3,000,000
Shares Issued, Price Per Share | $ / shares				$ 10
ADR [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues				3,000,000
Shares Issued, Price Per Share | $ / shares				$ 10
Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.002					$ 0.002	$ 0.002	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary Shares [Member] | Share Consolidation [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.002						$ 0.002
Ordinary Shares [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20
Ordinary Shares [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, New Issues					84,466
Ordinary Shares [Member] | Share Subscription Agreement with Carmel Holdings Limited [Member]
Stock Issued During Period, Shares, New Issues		112,000,000	112,000,000
Ordinary Shares [Member] | Share Subscription Agreement with Carmel Holdings Limited [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, New Issues		5,600,000